REVENUE AND OTHER INCOME	12 Months Ended
Dec. 31, 2024
Revenue And Other Income
REVENUE AND OTHER INCOME

5. REVENUE AND OTHER INCOME

Revenue comprises the fair value of the consideration received or receivable for the sale of goods. An analysis of the Company’s revenue and other income is as follows:

	For the years ended December 31,
	2024	2023	2022
	USD’000	USD’000	USD’000
Revenue
Continuing operations
Business management and consulting	164	1,009	1,882
Livestreaming ecommerce	98,609	71,093	40,672

Discontinued operations
Sale of goods (Note 26)	-	381	5,602

Total revenue	98,773	72,483	48,156

Other income
Continuing operations
Interest income	844	302	2
Foreign exchange gain	-	-	11
Government grant	1,250	42	-
Other	8	182	428

Discontinued operations
Other income (Note 26)	-	808	2,117
Total other income	2,102	1,334	2,558

b) Segment reporting

The Company identifies operating segments and prepares segment information based on the regular internal financial information reported to the Chief Executive Officer and executive directors, who are the Company’s chief operating decision makers for their decisions about the allocation of resources to the Company’s business components and for their review of the performance of those components.

All of the Company’s operations are considered by the chief operating decision makers to be aggregated into two reportable operating segments: 1) business management consulting, information system technology consulting services including the sales of software use rights for digital data deposit platforms and asset management systems, and online social media platform development and consulting, and 2) natural gas power generation, which was in the initial development stage and did not generate any revenue yet as of this report date.. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Company’s chief operating decision makers in deciding how to allocate resources and in assessing performance.

The business of the Company is engaged in the PRC and U.S. The Chief Executive Officer and executive directors regularly review the Company’s business as two geographical segments.

The following table shows the Company’s operations by business segment for the years ended December 31, 2024, 2023 and 2022.

	For the years ended December 31,
	2024	2023	2022
	USD’000	USD’000	USD’000
Revenues
Discontinued operations
Sales of tile products	-	381	5,602
Continuing operations
Consulting income / software	164	1,009	1,882
Livestreaming ecommerce	98,609	71,093	40,672
Total revenues	98,773	72,483	48,156

Cost of revenues
Discontinued operations
Sales of tile products	-	1,068	6,129
Continuing operations
Consulting income / software	189	1,958	1,905
Livestreaming ecommerce	98,710	62,651	36,501
Total cost of revenues	98,899	65,677	44,535

Other income
Discontinued operations
Sales of tile products	-	808	2,117
Continuing operations
Consulting income / software	545	12	18
Livestreaming ecommerce	1,256	50	338
Other	301	464	104
Total other income	2,102	1,334	2,577

Operating costs and expenses
Discontinued operations
Sales of tile products	-	458	3,763
Continuing operations
Consulting income / software	303	1,035	686
Livestreaming ecommerce	1,236	8,514	3,740
Other	11,004	10,564	1,394
Total operating costs and expenses	12,543	20,571	9,583

Bad debt (reversal) expense
Discontinued operations
Sales of tile products	-	(141)	4,959
Continuing operations
Consulting income / software	-	-	148
Livestreaming ecommerce	-	-	(557)

Total bad debt (reversal) expense	-	(141)	4,550

Other expense
Discontinued operations
Sales of tile products	-	-	-
Continuing operations
Consulting income / software	9	-	5
Livestreaming ecommerce	-	-	1
Other	-	170	-
Total other expense	9	170	6

Loss from operations
Discontinued operations
Sales of tile products	-	(196)	(7,132)
Continuing operations
Consulting income / software	208	(1,972)	(847)
Livestreaming ecommerce	(80)	(23)	1,327
Other	(10,704)	(10,269)	(1,289)
Loss from operations	(10,576)	(12,460)	(7,940)

	As of	As of
	December 31,	December 31,
	2024	2023
Segment assets
Discontinued operations
Sale of tile products	-	-
Continuing operations
Business management and consulting	19,544	7,231
Livestreaming ecommerce	4,514	1,903
Others	13,948	7,980
Total assets	38,006	17,114